ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2012
ASSET RETIREMENT OBLIGATION (Tables)
Changes in Asset Retirement Obligations

A reconciliation of the asset retirement obligation for the years ended December 31, 2011 and 2012 is as follows:

Balance, December 31, 2010	$-
Liabilities incurred	269,241
Accretion expense	5,547
Balance, December 31, 2011	$274,788
Liabilities incurred	200,593
Accretion expense	20,906
Balance, December 31, 2012	$496,286